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                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 2049

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended:  December 31, 2008
                                                -----------------

Check here if Amendment [ ]; Amendment Number:
                                                -------

    This Amendment (Check only one.):    [ ] is a restatement
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MindShare Capital Management, LLC
          ---------------------------------
Address:  7733 Forsyth Blvd., Suite 1900
          ---------------------------------
          Saint Louis, MO 63105
          ---------------------------------

13F File Number:  28-12726
                  -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Nicole M. Gilbert
            ------------------------
Title:      Chief Compliance Officer
            ------------------------
Phone:      314-719-3478
            ------------------------

Signature,             Place,            and Date of Signing:

/s/Nicole M. Gilbert   Saint Louis, MO   02/11/2009
--------------------   ---------------   --------------------
    [Signature]         [City, State]       [Date]

Report Type (Check only one.):

[X} 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     none
                                            --------------------------------
Form 13F Information Table Entry Total:                 71
                                            --------------------------------

Form 13F Information Table Value Total:     $        36,902
                                            --------------------------------
                                                     (thousands)
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACETO CORP COM                 common           004446100      574    57345 SH       Sole                     6220             51125
ALASKA AIR GROUP INC COM       common           011659109      811    27720 SH       Sole                     3055             24665
AMERICA SVC GROUP INC COM      common           02364L109      744    69490 SH       Sole                     7502             61988
AMERICAN DENTAL PARTNERS INC C common           025353103      596    85910 SH       Sole                     8125             77785
AMERICAN ITALIAN PASTA CO CL A common           027070101      944    42275 SH       Sole                     4280             37995
ARADIGM CORP COM NEW           common           038505301       59   234969 SH       Sole                                     234969
ART TECHNOLOGY GROUP INC OC CO common           04289L107      430   222620 SH       Sole                    35965            186655
ATS MEDICAL INC COM            common           002083103     1624   584081 SH       Sole                    52700            531381
AXT INC COM                    common           00246W103       48    35420 SH       Sole                                      35420
Airtran Holdings, Inc.         common           00949p108      105    23675 SH       Sole                                      23675
American Caresource Holdings,  common           02505a103      113    15980 SH       Sole                                      15980
American Electric Technology,  common           025576109       59    31860 SH       Sole                                      31860
AsiaInfo Holdings, Inc.        common           04518a104      169    14240 SH       Sole                                      14240
BIGBAND NETWORKS INC COM       common           089750509      539    97715 SH       Sole                    10750             86965
CALGON CARBON CORP COM STK     common           129603106      853    55555 SH       Sole                     4690             50865
CAPSTONE TURBINE CORP COM      common           14067D102      489   582648 SH       Sole                    67640            515008
CLICKSOFTWARE TECH LTD SHS     common           M25082104      383   207000 SH       Sole                    22479            184521
CNinsure, Inc.                 common           18976m103       99    11215 SH       Sole                                      11215
COGENT INC COM                 common           19239Y108      789    58175 SH       Sole                     6560             51615
COMPUTER PROGRAMS + SYS INC CO common           205306103      880    32840 SH       Sole                     3445             29395
COMPUTER TASK GROUP INC COM    common           205477102      302    93711 SH       Sole                    14003             79708
CRAWFORD + CO COM CLASS B      common           224633107     1053    72450 SH       Sole                     6442             66008
CRYOLIFE INC                   common           228903100      702    72260 SH       Sole                     6485             65775
CSG SYSTEMS INTL INC COM       common           126349109      713    40805 SH       Sole                     4380             36425
Clean Energy Fuels Corporation common           184499101       91    15055 SH       Sole                                      15055
DELIA S INC NEW                common           246911101      350   158865 SH       Sole                    14115            144750
DayStar Technologies, Inc.     common           23962q100       54    57245 SH       Sole                                      57245
EAST WEST BANCORP INC COM      common           27579R104      581    36365 SH       Sole                     3865             32500
EV3 INC COM                    common           26928A200      455    74630 SH       Sole                     8840             65790
Energy Recovery, Inc.          common           29270j100      104    13670 SH       Sole                                      13670
FIBERNET TELECOM GROUP INC COM common           315653402      780    74255 SH       Sole                     9860             64395
FORCE PROTN INC COM NEW        common           345203202      510    85320 SH       Sole                     9451             75869
FUEL SYS SOLUTIONS INC COM     common           35952W103      542    16545 SH       Sole                     1725             14820
Falcon Oil & Gas, Ltd.         common           306071101       18    77875 SH       Sole                                      77875
GLOBAL TECH ADVANCED INNOVATIO common           G39320117      479    42586 SH       Sole                      396             42190
Global Med Technologies, Inc.  common           37935e101       90   105955 SH       Sole                                     105955
HACKETT GROUP INC COM          common           404609109      599   205177 SH       Sole                    20905            184272
HQ Sustainable Maritime Indust common           40426a208       79    10085 SH       Sole                                      10085
ICAD INC COM                   common           44934S107      379   335619 SH       Sole                    33060            302559
ICx Technologies, Inc.         common           44934t105      159    20105 SH       Sole                                      20105
INNODATA ISOGEN INC COM NEW    common           457642205      711   284430 SH       Sole                    32891            251539
ISHARES TR S+P SMALLCAP 600/BA common           464287887      993    22290 SH       Sole                                      22290
ITC DELTACOM INCCOM PAR $0.01  common           45031T872       25    50998 SH       Sole                     1575             49423
MARTEK BIOSCIENCES CORP COM    common           572901106     1141    37630 SH       Sole                     3540             34090
MEDIFAST INC COM               common           58470H101     1134   205472 SH       Sole                    18395            187077
MULTI FINELINE ELECTRONIX INC  common           62541B101      820    70120 SH       Sole                     6330             63790
Mindspeed Technologies Inc New common           602682205      238   279659 SH       Sole                    32074            247585
NAVIGANT CONSULTING CO COM     common           63935N107     1009    63593 SH       Sole                     6670             56923
NEKTAR THERAPEUTICS COM        common           640268108      605   108830 SH       Sole                    10140             98690
ON TRACK INNOVATIONS LTD SHS   common           M8791A109      262   183105 SH       Sole                    21500            161605
OPENTV CORP CL A               common           G67543101      841   683980 SH       Sole                    74545            609435
ORTHOVITA INC CDT COM          common           68750U102     1174   346385 SH       Sole                    32047            314338
PEGASYSTEMS INC COM            common           705573103      970    78450 SH       Sole                     7950             70500
PERICOM SEMICONDUCTOR CORP COM common           713831105      402    73380 SH       Sole                     6905             66475
Questcor Pharma, Inc.          common           74835y101      172    18465 SH       Sole                                      18465
ROCHESTER MED CORP             common           771497104      798    51910 SH       Sole                     5650             46260
Ramtron International Corporat common           751907304       71    38580 SH       Sole                                      38580
SAPIENT CORP COM               common           803062108      575   129560 SH       Sole                    13840            115720
STAAR SURGICAL CO COM NEW      common           852312305      535   224668 SH       Sole                    25674            198994
SWA Reit Ltd                   common           p85441114        0    15550 SH       Sole                                      15550
Shuffle Master, Inc.           common           825549108      169    33985 SH       Sole                                      33985
SkillSoft PLC                  common           830928107      107    15035 SH       Sole                      410             14625
TIER TECHNOLOGIES INC CL B     common           88650Q100      650   120391 SH       Sole                    13335            107056
TIVO INC COM                   common           888706108      863   120480 SH       Sole                    12530            107950
TRANSACT TECHNOLOGIES INC COM  common           892918103      578   125870 SH       Sole                    12655            113215
TeleCommunication Systems, Inc common           87929j103      192    22305 SH       Sole                                      22305
UNITED THERAPEUTICS CORP DEL C common           91307C102      543     8685 SH       Sole                     1000              7685
UNIVERSAL TECHNICAL INST INC C common           913915104      717    41760 SH       Sole                     4470             37290
US AWYS GROUP INC COM          common           90341W108      842   108875 SH       Sole                    11425             97450
WSP Holdings, Inc.             common           92934f104       86    20340 SH       Sole                                      20340
ZHONGPIN INC COM               common           98952K107     1334   111140 SH       Sole                    10560            100580
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